Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021
Impairment of Long-Lived Assets
Impairment (Note 19)	$ 29,421	$ 29,421	$ 29,421